Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 52
2026	52
2027	29
Total operating lease payments	133
Less: imputed interest	(29)
Present value of lease liability	$ 104